Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 41,805	$ 74,853	$ 59,006
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	75,933	95,822	77,505
Amortization and write-off of deferred financing cost and discount	3,727	3,091	4,035
Amortization of deferred drydock and special survey costs	4,043	761	0
Changes in operating assets and liabilities:
Net increase/(decrease) in restricted cash	(426)	223	(2)
Decrease/(increase) in accounts receivable	9,279	3,020	(8,520)
Decrease/(increase) in prepaid expenses and other current assets	173	193	(1,069)
Decrease/ (increase) in other long-term assets	20	(9)	188
Payments for dry dock and special survey costs	(17,545)	(9,429)	0
(Decrease)/increase in accounts payable	(1,118)	653	1,081
(Decrease)/increase in accrued expenses	(1,107)	(253)	277
Increase/(decrease) in deferred revenue	1,786	1,313	(6,115)
Increase/(decrease) in amounts due to related parties	6,800	1,423	(21,544)
Net cash provided by operating activities	123,370	171,661	104,842
INVESTING ACTIVITIES:
Acquisition of vessels	(147,830)	(156,221)	(341,193)
Deposits for acquisition of vessels, net of transfers to vessel acquisitions	0	(10)	(7,271)
Investment in affiliates	(794)	0	(500)
Loans receivable from affiliates	(771)	(470)	(280)
Increase in restricted cash	0	0	(98,179)
Release of restricted cash for vessel acquisitions	0	33,429	64,750
Net cash used in investing activities	(149,395)	(123,272)	(382,673)
FINANCING ACTIVITIES:
Cash distributions paid	(132,306)	(138,994)	(122,382)
Net proceeds from issuance of general partner units	1,528	2,233	3,167
Proceeds from issuance of common units, net of offering costs	72,090	104,499	148,022
Proceeds from long-term debt	79,819	56,000	434,500
Net (increase)/decrease in restricted cash	(6,409)	0	28,354
Repayment of long-term debt and payment of principal	(60,696)	(7,060)	(201,412)
Debt issuance costs	(746)	(918)	(9,204)
Net cash (used in)/provided by financing activities	(46,720)	15,760	281,045
(Decrease)/increase in cash and cash equivalents	(72,745)	64,149	3,214
Cash and cash equivalents, beginning of period	99,495	35,346	32,132
Cash and cash equivalents, end of period	26,750	99,495	35,346
Supplemental disclosures of cash flow information
Cash interest paid	26,787	25,870	13,324
Non-cash financing activities
Due to related parties	0	253	0
Acquisition of vessels	$ 0	$ (253)	$ 0